Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 30,104	$ 28,203	$ 28,804
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,588	12,066	11,459
Pension expense	7,164	6,946	6,070
Contributions to pension plan	(4,200)	(7,200)	(7,200)
Deferred income taxes	241	2,193	1,608
Gain on sale of machinery and equipment	(2,535)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable - net	(662)	710	(4,423)
Inventories - net	(48)	(8,583)	(21,744)
Accounts payable	2,985	(1,911)	3,637
Commissions payable	(1,487)	(189)	1,166
Deferred revenue	7,112
Accrued expenses	6,947	4,727	8,211
Benefit obligations and other	(8,823)	(4,329)	(6,456)
Net cash provided by operating activities	50,386	32,633	21,132
Capital additions	(21,015)	(16,373)	(11,175)
Proceeds from sale of machinery and equipment	2,905
Redemptions of short-term investments	1	805	958
Payments for acquisitions, net of cash acquired		(20,823)
Net cash used for investing activities	(18,109)	(36,391)	(10,217)
Cash dividends	(8,662)	(8,188)	(7,430)
Proceeds from bank borrowings	6,000	17,000
Payments to bank for borrowings	(19,000)	(5,000)	(15,000)
Net cash (used for) provided by financing activities	(21,662)	3,812	(22,430)
Effect of exchange rate changes on cash	389	(77)	(572)
Net increase (decrease) in cash and cash equivalents	11,004	(23)	(12,087)
Cash and cash equivalents:
Beginning of year	20,119	20,142	32,229
End of year	$ 31,123	$ 20,119	$ 20,142